Commitments & Contingencies (Tables)	6 Months Ended
Sep. 30, 2017
Commitments & Contingencies [Abstract]
Schedule of future aggregate minimum lease payments under operating leases
Periods, For the period ending March 31,	Amount
2018	$101,779
2019	208,925
2020	—
2021	—
Thereafter	—
Total	$310,704